Equity	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Equity

11. Equity

Ordinary shares

The Company’s authorized share capital is 50,000,000 ordinary shares, par value $0.001 per share. On August 1, 2019, the Company issued 50,000,000 ordinary shares, which issuance was considered as being part of the reorganization of the Company.

On September 9, 2021, the sole shareholder of the Company surrendered 20,000,000 ordinary shares of US$0.001 par value each for no consideration. On September 9, 2021 the Company’s shareholders and Board of Directors approved to amend the authorized share capital from US$50,000, divided into 50,000,000 ordinary shares of a par value of US$0.001 per share, to US$150,000, divided into 150,000,000 ordinary shares of a par value of US$0.001 per share. The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

On October 4, 2024, the Board of the Company approved the reclassification and redesignation of ordinary shares, and adoption of dual-class share capital structure. The details are as follows:

(i)	reclassify all ordinary shares of the Company issued and outstanding into class A ordinary shares of the Company with a par value of US$0.001 each (the “Class A Ordinary Shares”) with one (1) vote per share and with other rights attached to such shares as set forth in the second amended and restated memorandum and articles of association of the Company (the “M&A”) on a one for one basis;

(ii)	redesignate 10,000,000 authorized but unissued ordinary shares of the Company into 10,000,000 class B ordinary shares of the Company with a par value of US$0.001 each (the “Class B Ordinary Shares”) with fifty (50) votes per share and with other rights attached to it in the M&A on a one for one basis; and

(iii)	redesignate the remaining authorized but unissued ordinary shares of the Company into Class A Ordinary Shares on a one for one basis.

On June 24, 2025, the Board of the Company approved re-designate 90,000,000 authorized but unissued Class A Ordinary Shares of a par value of US$0.001 each into 90,000,000 authorized but unissued Class B Ordinary Shares of a par value of US$0.001 each, and as a consequence of the Share Redesignation, to change the composition of the Company’s authorized share capital from 1,000,000,000 shares, comprising 990,000,000 Class A Ordinary Shares and 10,000,000 Class B Ordinary Shares to 1,000,000,000 shares, comprising 900,000,000 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares.

On June 3, 2022, the Company completed its IPO on NASDAQ. In this offering, 5,000,000 ordinary shares were issued at a price of $5.00 per share. In addition, the Company incurred offering costs of $2,507,160 related to the IPO, which was charged as a reduction against additional paid-in capital. The Company raised net proceeds of $22,492,840 from the IPO.

On June 17, 2022, the Company issued 50,000 ordinary shares to its US counsel as a service fee equivalent of $200,000 for successful listing. The Company recorded the issuance as a share-based compensation expenses of $200,000 with corresponding account against additional paid-in capital.  On January 20, the US counsel and the Company entered into an agreement relating to cancellation of 50,000 ordinary shares. In return, the Company paid cash consideration of $200,000 as service fees to the Company. The Company reversed the ordinary shares and additional paid-in capital.

On February 11, 2024, the Company entered into a securities purchase agreement (“Private Placement”) with an investor providing for the issuance and sale of (i) 2,000,000 ordinary shares of the Company, par value $0.001 per share, and (ii) registered warrants to purchase up to an aggregate of 2,000,000 Ordinary Shares at $2.75 per share, subject to adjustments thereunder, including a reduction in the exercise price, in the event of a subsequent offering at a price less than the then current exercise price, to the same price as the price in such offering (“Registered Warrants”). The Company collected net proceeds of $4,389,992 from the private placement.

For the years ended March 31, 2025, 2024 and 2023, the Company issued an aggregation of 28,668, 11,172 and 4,365 ordinary shares, respectively, to three non-executive directors as part of their compensation. See Note 10 for details.

As of March 31, 2025 and 2024, the Company had 37,044,475 and 37,015,807 Class A Ordinary Shares issued and outstanding, respectively. As of March 31, 2025 and 2024, the Company had no outstanding Class B Ordinary Shares issued and outstanding.

Registered Warrants

In connection with the Private Placement on February 11, 2024, the Company issued Registered Warrants to purchase up to an aggregate of 2,000,000 Ordinary Shares at $2.75 per share, subject to adjustments thereunder, including a reduction in the exercise price, in the event of a subsequent offering at a price less than the then current exercise price, to the same price as the price in such offering at a purchase price of $2.50 per ordinary share and accompanying Registered Warrant. The Registered Warrants are exercisable immediately upon issuance and will expire three (3) months from the date of issuance. As of the expiry date, the Registered Warrants were not exercised.

As the warrants meet the criteria for equity classification under ASC 815-40, therefore, the warrants are classified as equity.

Repurchase of warrants

In connection with the IPO, the Company also agreed to sell warrants (the “Underwriters’ Warrants”) to the underwriters, for a nominal consideration of US$0.01 per warrant, to purchase a number of Ordinary Shares equal to 6% of the total number of Ordinary Shares sold in the IPO. The Underwriters’ Warrants shall have an exercise price equal to 120% of the offering price of the Ordinary Shares sold in the IPO. The Underwriters’ Warrants may be exercised in cash or via cashless exercise, will be exercisable for three (3) years from the commencement of sales of this offering and will terminate on the third anniversary of the commencement of sales of this offering in compliance with FINRA Rule 5110(g)(8)(A). The Underwriters’ Warrants can be exercised in whole or in part.

In February 2023, the Company and the underwriter entered into an agreement, pursuant to which the underwriter agreed to cancel all 300,000 warrants in exchange for cash consideration of $300,000. As of March 31, 2024, the Company has paid $300,000 to the underwriter.

As of March 31, 2025 and 2024, the Company had no warrants issued and outstanding.